Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Antidilutive securities excluded from the computation of earnings per share.	85	54	80